CONDENSED BALANCE SHEETS (Parenthetical) - CIK 0001836935 Centricus Acquisition Corp. - $ / shares	Mar. 31, 2021	Feb. 03, 2021	Dec. 31, 2020
Preferred stock, par value, (per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common shares, shares authorized			20,000,000
Common shares, shares issued			8,625,000
Common shares, shares outstanding			8,625,000
Over-allotment option
Maximum shares subject to forfeiture			1,125,000
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001		$ 0.0001
Common shares, shares authorized	200,000,000		200,000,000
Common shares, shares issued	2,637,489		0
Common shares, shares outstanding	2,637,489		0
Shares subject to possible redemption	31,862,511		0
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001		$ 0.0001
Common shares, shares authorized	20,000,000		20,000,000
Common shares, shares issued	8,625,000		8,625,000
Common shares, shares outstanding	8,625,000	8,625,000	8,625,000
Maximum shares subject to forfeiture			1,125,000
Class B Common Stock | Over-allotment option
Maximum shares subject to forfeiture			1,125,000